Note 15 - Warehouse Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
		December 31, 2020
	Current	Maximum	Carrying
	Maturity	Capacity	Value

Facility A - LIBOR plus 1.60%	January 11, 2021	$275,000	$167,004
Facility B - SOFR plus 1.70%	On demand	125,000	51,014
		$400,000	$218,018